Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statement of Cash Flows [Abstract]
Net Income (loss)	$ (3,398)	$ 1,691
Adjustments to reconcile net income (loss) to net cash provided (used) in operating activities:
Depreciation and Accretion Expense, Including Discontinued Operation	5,678	5,159
Amortization of deferred financing costs	283	141
Unrealized (gain) loss on commodity derivatives	481	(323)
Unit based compensation	388	331
OPEB plan net periodic (benefit) cost	18	(21)
(Gain) on involuntary conversion of property, plant and equipment	(421)	0
(Gain) loss on sale of assets	0
Gain (loss) on sale of assets, net, including discontinued operations		5
Changes in operating assets and liabilities, net of effects of assets acquired and liabilities:
Accounts receivable	715	(139)
Unbilled Revenue	(1,516)	5,570
Other current assets	(1,020)	(514)
Other assets, net	(59)	(5)
Accounts payable	(787)	(411)
Accrued gas purchases	1,325	(5,323)
Accrued expenses and other current liabilities	(525)	(1,912)
Other liabilities	(59)	(56)
Net cash provided (used) in operating activities	1,103	4,183
Cash flows from investing activities
Additions to property, plant and equipment	(8,052)	(968)
Proceeds from disposals of property, plant and equipment	0	5
Insurance proceeds from involuntary conversion of property, plant and equipment	560	0
Net cash provided (used) in investing activities	(7,492)	(963)
Cash flows from financing activities
Unit holder contributions	0	13
Unit holder distributions	(4,044)	(4,010)
Net distributions to non-controlling interest owners	(210)	0
LTIP tax netting unit repurchase	(74)	(88)
Payments for deferred debt issuance costs	(912)	(48)
Payments on other debt	(358)	0
Borrowings on other debt	1,476	0
Payments on long-term debt	(17,585)	(17,550)
Borrowings on long-term debt	27,565	17,750
Net cash provided (used) in financing activities	5,858	(3,933)
Net increase (decrease) in cash and cash equivalents	(531)	(713)
Cash and cash equivalents
Beginning of period	576	871
End of period	45	158
Supplemental cash flow information
Interest payments	1,487	398
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	(3,977)	51
Receivable for reimbursable construction in progress projects	$ 0	$ 886